Preferred Stock	12 Months Ended
Dec. 31, 2013
Preferred Stock [Abstract]
Preferred Stock

Note 18: Preferred Stock

We are authorized to issue 20 million shares of preferred stock and 4 million shares of preference stock, both without par value. Preferred shares outstanding rank senior to common shares both as to dividends and liquidation preference but have no general voting rights. We have not issued any preference shares under this authorization. If issued, preference shares would be limited to one vote per share. Our total authorized, issued and outstanding preferred stock is presented in the following two tables. The Employee Stock Ownership Plan (ESOP) Cumulative Convertible Preferred Stock is presented in the two tables below and in the table on the following page.

	December 31, 2013		December 31, 2012
	Liquidation	Shares	Liquidation	Shares
	preference	authorized	preference	authorized
	per share	and designated	per share	and designated
DEP Shares
Dividend Equalization Preferred Shares (DEP)	$10	97,000	$10	97,000
Series G
7.25% Class A Preferred Stock	15,000	50,000	15,000	50,000
Series H
Floating Class A Preferred Stock	20,000	50,000	20,000	50,000
Series I
Floating Class A Preferred Stock	100,000	25,010	100,000	25,010
Series J
8.00% Non-Cumulative Perpetual Class A Preferred Stock	1,000	2,300,000	1,000	2,300,000
Series K
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	1,000	3,500,000	1,000	3,500,000
Series L
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	1,000	4,025,000	1,000	4,025,000
Series N
5.20% Non-Cumulative Perpetual Class A Preferred Stock	25,000	30,000	25,000	30,000
Series O
5.125% Non-Cumulative Perpetual Class A Preferred Stock	25,000	27,600	25,000	27,600
Series P
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	26,400	-	-
Series Q
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	69,000	-	-
Series R
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	34,500	-	-
ESOP
Cumulative Convertible Preferred Stock (1)	-	1,105,664	-	910,934
Total		11,340,174		11,015,544

  See the following page for additional information about the liquidation preference for the ESOP Cumulative Preferred Stock.

	December 31, 2013				December 31, 2012
	Shares				Shares
	issued and	Par	Carrying		issued and	Par	Carrying
(in millions, except shares)	outstanding	value	value	Discount	outstanding	value	value	Discount
DEP Shares
Dividend Equalization Preferred Shares (DEP)	96,546	$-	-	-	96,546	$-	-	-
Series I (1)
Floating Class A Preferred Stock	25,010	2,501	2,501	-	25,010	2,501	2,501	-
Series J (1)
8.00% Non-Cumulative Perpetual Class A Preferred Stock	2,150,375	2,150	1,995	155	2,150,375	2,150	1,995	155
Series K (1)
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	3,352,000	3,352	2,876	476	3,352,000	3,352	2,876	476
Series L (1)
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	3,968,000	3,968	3,200	768	3,968,000	3,968	3,200	768
Series N (1)
5.20% Non-Cumulative Perpetual Class A Preferred Stock	30,000	750	750	-	30,000	750	750	-
Series O (1)
5.125% Non-Cumulative Perpetual Class A Preferred Stock	26,000	650	650	-	26,000	650	650	-
Series P (1)
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	625	625	-	-	-	-	-
Series Q (1)
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	69,000	1,725	1,725	-	-	-	-	-
Series R (1)
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	33,600	840	840	-	-	-	-	-
ESOP
Cumulative Convertible Preferred Stock	1,105,664	1,105	1,105	-	910,934	911	911	-
Total	10,881,195	$17,666	16,267	1,399	10,558,865	$14,282	12,883	1,399

  Preferred shares qualify as Tier 1 capital.

In March 2013, we issued 25 million Depositary Shares, each representing a 1/1,000th interest in a share of the Non-Cumulative Perpetual Class A Preferred Stock, Series P, for an aggregate public offering price of $625 million.

In July 2013, we issued 69 million Depositary Shares, each representing a 1/1,000th interest in a share of the Non-Cumulative Perpetual Class A Preferred Stock, Series Q, for an aggregate public offering price of $1.7 billion.

In December 2013, we issued 34 million Depositary Shares, each representing a 1/1,000th interest in a share of the Non-Cumulative Perpetual Class A Preferred Stock, Series R, for an aggregate public offering price of $840 million.

See Note 8 for additional information on our trust preferred securities. We do not have a commitment to issue Series G or H preferred stock.

ESOP Cumulative Convertible Preferred Stock All shares of our ESOP Cumulative Convertible Preferred Stock (ESOP Preferred Stock) were issued to a trustee acting on behalf of the Wells Fargo & Company 401(k) Plan (the 401(k) Plan). Dividends on the ESOP Preferred Stock are cumulative from the date of initial issuance and are payable quarterly at annual rates based upon the year of issuance. Each share of ESOP Preferred Stock released from the unallocated reserve of the 401(k) Plan is converted into shares of our common stock based on the stated value of the ESOP Preferred Stock and the then current market price of our common stock. The ESOP Preferred Stock is also convertible at the option of the holder at any time, unless previously redeemed. We have the option to redeem the ESOP Preferred Stock at any time, in whole or in part, at a redemption price per share equal to the higher of (a) $1,000 per share plus accrued and unpaid dividends or (b) the fair market value, as defined in the Certificates of Designation for the ESOP Preferred Stock.

	Shares issued and outstanding		Carrying value
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Adjustable dividend rate
(in millions, except shares)	2013	2012	2013	2012	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2013	349,788	-	$350	-	8.50%	9.50
2012	217,404	245,604	217	246	10.00	11.00
2011	241,263	277,263	241	277	9.00	10.00
2010	171,011	201,011	171	201	9.50	10.50
2008	57,819	73,434	58	73	10.50	11.50
2007	39,248	53,768	39	54	10.75	11.75
2006	21,139	33,559	21	34	10.75	11.75
2005	7,992	18,882	8	19	9.75	10.75
2004	-	7,413	-	7	8.50	9.50
Total ESOP Preferred Stock (1)	1,105,664	910,934	$1,105	911
Unearned ESOP shares (2)			$(1,200)	(986)

  At December 31, 2013 and December 31, 2012, additional paid-in capital included $95 million and $75 million, respectively, related to ESOP preferred stock.
  We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.